Equity and Remuneration to Shareholders - Additional Information (Details) - BRL (R$) R$ / shares in Units, R$ in Millions						12 Months Ended
	Dec. 14, 2023	Sep. 20, 2023	Jun. 20, 2023	Mar. 22, 2023	Apr. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Share capital						R$ 11,007	R$ 11,007
Issuance of shares						2,201,370,688	2,201,370,688	1,693,362,068
Profit reserve exceed share capital						R$ 986
Earning per share (in dollars per share)						R$ 2.62	R$ 1.86
Net profit share						R$ 4,836
Payment of the minimum mandatory dividends on preferred shares						733
Unrealized profit reserve					R$ 6	R$ 835
Right to percentage reduction in income tax						75.00%
Incentive tax reserve benefit period						10 years
Incentive tax reserve benefit renewed period						10 years
Incentives tax reserve						R$ 63	R$ 26
Prior periods adjustments					R$ 835
Description of allocation of net income					R$288 was held in Stockholders’ equity in the Legal Reserve, as established in Brazilian corporate Law 6,404/1976.
Description of allocation of net income					R$3,124 as minimum mandatory dividends, to the Company’s shareholders, to be paid in two equal installments, by June 30 and December 30, 2024, as follows:
Income tax amount						R$ 1,084	26	R$ 946
Maximum increase in share capital						10.00%
Percentage of net income corresponds to reserve constitution						5.00%
Net income for the year						R$ 5,764	4,092	3,751
Interest on own equity						2,591
Retained earnings reserve						0	0	0
Tax incentives reserve (Note 26)						0	0	0
Dividends to holders						533
Health plan [member]
IfrsStatementLineItems [Line Items]
Actuarial gain on benefit plan						60
Dental Plan [Member]
IfrsStatementLineItems [Line Items]
Actuarial gain on benefit plan						1
Sudene [Member]
IfrsStatementLineItems [Line Items]
Tax incentives reserve (Note 26)						63
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Amount of remuneration	R$ 1,323	R$ 418	R$ 427	R$ 424		R$ 2,592
Equity interest rate						15.00%
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Retained earnings reserve						R$ 2,295	1,756	1,552
Tax incentives reserve (Note 26)						R$ (63)	R$ (26)	R$ (21)
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares						735,847,624	735,847,624	566,036,634
Preference shares [member]
IfrsStatementLineItems [Line Items]
Issuance of shares						1,465,523,064	1,465,523,064	1,127,325,434
Number of shares issued						439,656,920
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Nominal Value						R$ 5	R$ 5
Number of shares issued						220,754,287